SCHEDULE OF BALANCES WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Directors [Member]
Related Party Transaction [Line Items]
Related parties	$ 39	$ 31	$ 48
Smartec R&D Ltd. [Member]
Related Party Transaction [Line Items]
Related parties		10	10
Related Party [Member]
Related Party Transaction [Line Items]
Related parties	$ 39	$ 41	$ 58